Intangible Assets Other Than Goodwill (Details Narrative)	3 Months Ended		6 Months Ended		9 Months Ended	10 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Oct. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill)	$ 0		$ 0				$ 0
Revenues	$ 112,224,000	$ 58,585,000	$ 210,081,000	$ 135,704,000
Nave Constellation
Finite-Lived Intangible Assets [Line Items]
Charter hire daily rate						$ 48,153
Nave Constellation | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Revenues						$ 54,388,000
Nave Universe
Finite-Lived Intangible Assets [Line Items]
Charter hire daily rate					$ 48,153
Nave Universe | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Revenues					$ 54,388,000
Nave Constellation and Nave Universe
Finite-Lived Intangible Assets [Line Items]
Number of vessels						2